Capitalized Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capitalized Mortgage Servicing Rights
Balance at beginning of period	$ 227,743
Balance at end of period	252,608	$ 227,743
Expected amortization of capitalized MSRs balances
2018	5,602
2019	5,465
2020	5,249
2021	4,691
2022	4,691
MSRs
Capitalized Mortgage Servicing Rights
Balance at beginning of period	227,743
Additions	87,899	255,244
Amortization	(47,202)	(21,705)
Write-downs and payoffs	(15,832)	(5,796)
Balance at end of period	252,608	227,743
Write-downs and payoffs	15,800	5,800
Prepayment fees	12,700	5,600
Valuation allowance	0	$ 0
Expected amortization of capitalized MSRs balances
2018	46,814
2019	43,191
2020	37,462
2021	30,037
2022	23,944
Thereafter	71,160
Finite-lived intangible assets, net	$ 252,608
MSRs | Weighted average
Capitalized Mortgage Servicing Rights
Estimated life remaining	7 years 2 months 12 days	6 years 10 months 24 days
Acquired MSRs
Capitalized Mortgage Servicing Rights
Balance at beginning of period	$ 194,800
Additions	1,199	$ 221,647
Amortization	(37,470)	(21,052)
Write-downs and payoffs	(15,259)	(5,795)
Balance at end of period	143,270	194,800
Originated MSRs
Capitalized Mortgage Servicing Rights
Balance at beginning of period	32,943
Additions	86,700	33,597
Amortization	(9,732)	(653)
Write-downs and payoffs	(573)	(1)
Balance at end of period	$ 109,338	$ 32,943